STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Shares Issued for Cash

During the nine months ended September 30, 2022, the Company issued 882,448 shares of common stock for $1,137,500 of cash proceeds. During the nine months ended September 30, 2021, the Company issued 149,836 shares of common stock for $898,990 of cash proceeds.

Shares Issued for Services

During the nine months ended September 30, 2022, the Company issued 50,000 shares of common stock, at $1.69 per share for $84,500 in exchange for services rendered. During the quarter ended September 30, 2021, the Company issued 10,000 shares of common stock, at $7.50 to $9.73 per share for $81,825 in exchange for services rendered.

Shares issued upon conversion of debt:

During the nine months ended September 30, 2022, Dr. Gene Salkind, his wife, and a trust converted an aggregate of $2,562,500 of secured debt in exchange for 1,776,333 shares of common stock as well as warrants to purchase 888,166 shares of common stock at an exercise price of $4.00 per share through September 2029, see Note 5.

During the nine months ended September 30, 2022, a lender also converted $150,000 of debt into 75,000 shares of common stock at a reduced exercise price of $2.00 per share. The Company recorded an inducement expense of $101,000, see Note 5.

During the nine months ended September 30, 2022, the three remaining convertible notes automatically converted $100,000 of outstanding debt and accrued interest of $8,425 into 27,107 shares of common stock at a conversion price of $4.00 per share, see Note 5.